Trade and other receivables, net Aging Of Trade Receivables, Net Of Provision For Impairment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,059	$ 963
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	954	887
Past due 1 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	73	58
Past due 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	13	5
Past due 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8	6
Past due more than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 11	$ 7